Post-Employment Benefits - Summary of Net Remeasurement Gains (Losses) Recognized in OCI (Detail) - CAD ($) $ in Millions	3 Months Ended			9 Months Ended
	Jul. 31, 2021	Apr. 30, 2021	Jul. 31, 2020	Jul. 31, 2021	Jul. 31, 2020
Pension plan [member]
Disclosure of defined benefit plans [line items]
Net actuarial gains (losses) on defined benefit obligation	$ (314)	$ 674	$ (762)	$ 420	$ (703)
Net actuarial gains (losses) on plan assets	519	(267)	525	459	662
Changes in asset ceiling excluding interest income	(1)		1	(1)	(1)
Net remeasurement gains (losses) recognized in OCI	204	407	(236)	878	(42)
Other post employment benefit plans [member]
Disclosure of defined benefit plans [line items]
Net actuarial gains (losses) on defined benefit obligation	(18)	37	(49)	22	(48)
Net remeasurement gains (losses) recognized in OCI	$ (18)	$ 37	$ (49)	$ 22	$ (48)